Schedule of Investments (unaudited)	iShares ®International Preferred Stock ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Australia — 1.2%
Brookfield Infrastructure Partners LP, Series 7, 5.00%
(5 year Canadian Government Bond + 3.780%)(a)	33,608	$686,746

Canada — 81.4%
AltaGas Ltd., Series K, 5.00%
(5 year Canadian Government Bond + 3.800%)(a)	33,668	688,516
Bank of Montreal
Series 27, 3.85%
(5 year Canadian Government Bond + 2.330%)(a)	46,100	883,621
Series 29, 3.62%
(5 year Canadian Government Bond + 2.240%)(a)	34,878	655,580
Series 38, 4.85%
(5 year Canadian Government Bond + 4.060%)(a)	62,318	1,282,456
Series 40, 4.50%
(5 year Canadian Government Bond + 3.330%)(a)	51,100	1,049,125
Series 42, 4.40%
(5 year Canadian Government Bond + 3.170%)(a)	34,878	718,043
Series 44, 4.85%
(5 year Canadian Government Bond + 2.680%)(a)	39,878	817,119
Bank of Nova Scotia (The)
Series 38, 4.85%
(5 year Canadian Government Bond + 4.190%)(a)	76,100	1,577,129
Series 40, 4.85%
(5 year Canadian Government Bond + 2.430%)(a)	51,868	1,070,332
BCE Inc., Series AK, 2.95%
(5 year Canadian Government Bond + 1.880%)(a)	88,801	1,271,554
Brookfield Asset Management Inc.
Series 32, 5.06%
(5 year Canadian Government Bond + 2.900%)(a)	42,966	849,199
Series 46, 4.80%
(5 year Canadian Government Bond + 3.850%)(a)	42,934	890,129
Series 48, 4.75%
(5 year Canadian Government Bond + 3.100%)(a)	43,337	913,867
Brookfield Office Properties Inc.
Series EE, 5.10%
(5 year Canadian Government Bond + 3.960%)(a)	39,050	771,801
Series GG, 4.85%
(5 year Canadian Government Bond + 3.740%)(a)	48,850	931,996
Canadian Imperial Bank of Commerce
Series 39, 3.71%
(5 year Canadian Government Bond + 2.320%)(a)	39,878	751,493
Series 45, 4.40%
(5 year Canadian Government Bond + 3.380%)(a)	79,749	1,630,879
Series 47, 4.50%
(5 year Canadian Government Bond + 2.450%)(a)	40,489	805,142
Series 49, 5.20%
(5 year Canadian Government Bond + 3.310%)(a)	31,468	662,564
Series 51, 5.15%
(5 year Canadian Government Bond + 3.620%)(a)	18,050	386,016
Emera Inc.
Series C, 4.72%
(5 year Canadian Government Bond + 2.650%)(a)	28,050	535,159
Series H, 4.90%
(5 year Canadian Government Bond + 2.540%)(a)	33,668	715,676
Enbridge Inc.
Series 03, 3.74%
(5 year Canadian Government Bond + 2.380%)(a)	38,981	555,344
Series 11, 3.94%
(5 year Canadian Government Bond + 2.640%)(a)	31,647	478,943
Security	Shares	Value

Canada (continued)
Series 13, 3.04%
(5 year Canadian Government Bond + 2.660%)(a)	20,658	$297,971
Series 17, 5.15%
(5 year Canadian Government Bond + 4.140%)(a)	49,972	1,023,950
Series 19, 4.90%
(5 year Canadian Government Bond + 3.170%)(a)	31,647	646,675
Series B, 3.42%
(5 year Canadian Government Bond + 2.400%)(a)	28,478	398,361
Series D, 4.46%
(5 year Canadian Government Bond + 2.370%)(a)	27,992	410,531
Series F, 4.69%
(5 year Canadian Government Bond + 2.510%)(a)	31,647	483,028
Series H, 4.38%
(5 year Canadian Government Bond + 2.120%)(a)(b)	20,658	290,472
Series N, 5.09%
(5 year Canadian Government Bond + 2.650%)(a)(b)	27,992	456,598
Series P, 4.38%
(5 year Canadian Government Bond + 2.500%)(a)	24,325	364,404
Series R, 4.07%
(5 year Canadian Government Bond + 2.500%)(a)	24,325	358,517
Fortis Inc./Canada, Series M, 3.91%
(5 year Canadian Government Bond + 2.480%)(a)	67,318	1,205,055
Manulife Financial Corp.
Series 17, 3.80%
(5 year Canadian Government Bond + 2.360%)(a)	49,268	935,997
Series 23, 4.85%
(5 year Canadian Government Bond + 3.830%)(a)	78,289	1,614,284
National Bank of Canada
Series 30, 4.03%
(5 year Canadian Government Bond + 2.400%)(a)	34,268	674,523
Series 36, 5.40%
(5 year Canadian Government Bond + 4.660%)(a)	39,878	813,581
Series 40, 4.60%
(5 year Canadian Government Bond + 2.580%)(a)	28,668	574,008
Series 42, 4.95%
(5 year Canadian Government Bond + 2.770%)(a)	28,668	590,196
Pembina Pipeline Corp.
Series 23, 5.25%
(5 year Canadian Government Bond + 3.650%)(a)	63,668	1,334,891
Series 25, 5.20%
(5 year Canadian Government Bond + 3.510%)(a)	58,040	1,219,702
Royal Bank of Canada
Series AZ, 3.70%
(5 year Canadian Government Bond + 2.210%)(a)	36,920	703,196
Series BB, 3.65%
(5 year Canadian Government Bond + 2.260%)(a)	36,920	705,280
Series BD, 3.20%
(5 year Canadian Government Bond + 2.740%)(a)	46,297	894,866
Series BM, 5.50%
(5 year Canadian Government Bond + 4.800%)(a)	60,371	1,232,648
Series BO, 4.80%
(5 year Canadian Government Bond + 2.380%)(a)	22,847	464,460
Sun Life Financial Inc., Series 04, 4.45%	53,668	1,092,323
TC Energy Corp.
Series 15, 4.90%
(5 year Canadian Government Bond + 3.850%)(a)	97,188	2,000,837
Series 7, 3.90%
(5 year Canadian Government Bond + 2.380%)(a)	52,318	868,168
Series 9, 3.76%
(5 year Canadian Government Bond + 2.350%)(a)	35,489	587,762

Schedule of Investments (unaudited) (continued)	iShares® International Preferred Stock ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Toronto-Dominion Bank (The)
Series 01, 3.66%
(5 year Canadian Government Bond + 2.240%)(a)	24,190	$458,002
Series 03, 3.68%
(5 year Canadian Government Bond + 2.270%)(a)	24,190	461,124
Series 05, 3.88%
(5 year Canadian Government Bond + 2.250%)(a)	24,190	462,490
Series 07, 3.20%
(5 year Canadian Government Bond + 2.790%)(a)	15,438	298,896
Series 14, 4.85%
(5 year Canadian Government Bond + 4.120%)(a)	53,380	1,093,782
Series 16, 4.50%
(5 year Canadian Government Bond + 3.010%)(a)	15,438	320,068
Series 18, 4.70%
(5 year Canadian Government Bond + 2.700%)(a)	15,438	314,339
Series 20, 4.75%
(5 year Canadian Government Bond + 2.590%)(a)	18,357	366,814
Series 22, 5.20%
(5 year Canadian Government Bond + 3.270%)(a)	15,438	330,654
Series 24, 5.10%
(5 year Canadian Government Bond + 3.560%)(a)	21,519	468,536
Westcoast Energy Inc., Series 12, 5.20%
(5 year Canadian Government Bond + 4.520%)(a)	33,668	688,244
		48,396,916
Singapore — 1.3%
City Developments Ltd., 0.00%(a)(b)	934,309	781,518

Sweden — 3.4%
Alm Equity AB, Preference Shares	29,628	416,130
Klovern AB, Preference Shares	43,915	1,616,390
		2,032,520
United Kingdom — 9.8%
Aviva PLC
8.38%	280,470	620,759
8.75%	280,470	632,398
Ecclesiastical Insurance Group PLC, 8.63%	298,564	683,521
Security	Shares	Value

United Kingdom (continued)
General Accident PLC
7.88%(b)	308,517	$614,551
8.88%	392,655	871,771
Northern Electric PLC, 8.06%.	358,127	792,635
Raven Property Group Ltd., 12.00%	606,637	977,622
RSA Insurance Group Ltd., 7.38%	350,588	638,946
		5,832,203
Total Preferred Stocks — 97.1%
(Cost: $56,328,055)		57,729,903

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	409,701	409,947
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	40,000	40,000
		449,947
Total Short-Term Investments — 0.8%
(Cost: $449,932)		449,947

Total Investments in Securities — 97.9%
(Cost: $56,777,987)		58,179,850

Other Assets, Less Liabilities — 2.1%		1,248,420

Net Assets — 100.0%		$59,428,270

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$274,730	$135,210	(a)	$—		$(7)	$14	$409,947	409,701	$190	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	51,000	—		(11,000	)(a)	—	—	40,000	40,000	4		—
						$(7)	$14	$449,947		$194		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares ®International Preferred Stock ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Preferred Stocks	$56,948,385	$781,518	$—	$57,729,903
Money Market Funds	449,947	—	—	449,947
	$57,398,332	$781,518	$—	$58,179,850

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